Class A Ordinary Shares Subject to Possible Redemption (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Fifth Wall Acquisition Corp. III [Member]
Summary of reconciliation of class A common stock subject to possible redemption
As of June 30, 2023 and December 31, 2022, the Class A ordinary shares subject to possible redemption reflected on the condensed consolidated balance sheets are reconciled on the following table:

Gross proceeds	$275,000,000
Less:
Offering costs allocated to Class A ordinary shares subject to possible redemption	(16,046,813)
Increase in redemption value of Class A ordinary shares subject to possible redemption	(3,166,410)
Plus:
Accretion of carrying value to redemption value	16,046,813
Waiver of offering costs allocated to Class A ordinary shares subject to possible redemption	6,015,625

Class A ordinary shares subject to possible redemption as of December 31, 2022	277,849,215
Less:
Redemptions	(278,780,559)
Plus:
Accretion of carrying value to redemption value	3,609,375
Waiver of offering costs allocated to Class A ordinary shares subject to possible redemption	2,090,559

Class A ordinary shares subject to possible redemption as of June 30, 2023	$4,768,583

The Class A ordinary shares subject to possible redemption reflected on the consolidated balance sheets is reconciled on the following table:

Gross proceeds	$275,000,000
Less:
Offering costs allocated to Class A ordinary shares subject to possible redemption	(16,046,813)
Plus:
Accretion of carrying value to redemption value	16,046,813

Class A ordinary shares subject to possible redemption as of December 31, 2021	275,000,000
Plus:
Waiver of offering costs allocated to Class A ordinary shares subject to possible redemption	6,015,625
Less:
Increase in redemption value of Class A ordinary shares subject to possible redemption	(3,166,410)

Class A ordinary shares subject to possible redemption as of December 31, 2022	$277,849,215